S-K 1603(b) Conflicts of Interest	Aug. 18, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care and skill which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our non-independent directors and officers serve as directors or officers of one or more of our related companies (including TGE). Our officers and directors have fiduciary duties to our shareholders. Likewise, any such persons who serve in similar capacities at any of the related companies have fiduciary duties to that company’s shareholders. Therefore, such persons may have conflicts of interest or the appearance of conflicts of interest with respect to matters involving or affecting us and one or more of the related companies to which they owe fiduciary duties.

Each of our directors and officers presently has, and in the future may further have, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity before he or she presents such opportunity to us. Also, TGE plans to and our sponsor and our directors and officers may sponsor, invest or otherwise become involved with, other blank check companies, including in connection with their initial business combinations. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity to which he or she has then-current fiduciary or contractual obligations to present such opportunity to any of the related companies or to any other entity, he or she may only present such opportunity to us if such other entity rejects the opportunity. Because TGE, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination, such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us, subject to fiduciary duties under Cayman Islands law.

We may also pursue an Affiliated Joint Acquisition opportunity with an entity to which an officer or director has a fiduciary or contractual obligation. Any such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the acquisition by issuing to such entity a class of equity or equity-linked securities.

TGE has direct and indirect interests in subsidiaries and other companies which are engaged in a broad array of industries, including media and entertainment. Conflicts may arise from TGE’s indirect ownership of our company, as well as from actions undertaken by any its subsidiaries. Additionally, TGE may take commercial steps which may have an adverse effect on us, including with respect to any target we acquire in the initial business combination.

Moreover, our directors and officers may own shares and options to purchase share in one or more of our related companies. These ownership interests and/or such disparity could create, or appear to create, potential conflicts of interest when the applicable individuals are faced with decisions that could have different implications for our company and the related companies.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Dr. Feridun Hamdullahpur	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Co-Chairperson and Independent Director
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Chairman of the Executive Management Committee and an Independent Director
	AMTD IDEA Group	A diversified institution and digital solutions group connecting companies and investors with global markets	Chairman and Independent Director
Joanne Shoveller	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Co-Chairperson and Independent Director
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Independent Director
Samuel Chau	The Generation Essentials Group	A group that focuses global strategies and developments in multi-media, entertainment, and cultural affairs worldwide as well as hospitality and VIP services	Director and Chief Financial Officer
Xavier Zee	AMTD IDEA Group	A diversified institution and digital solutions group connecting companies and investors with global markets	Chief Financial Officer
AMTD Digital Inc.

A comprehensive digital solutions platform headquartered in France. Its one-stop digital solutions platform operates key business lines including digital media, content and marketing services, investments as well as hospitality and VIP services

Chief Financial Officer

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any entities to which he or she has then-current fiduciary or contractual obligations (including the entities above), he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity and he or she determines to present the opportunity to us.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities of which they are also officers or directors. Our management may be required to present such business opportunities to such entities before presenting such opportunity to us.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. However, they will be entitled to redemption rights and liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) 180 days after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because members of our management team and our directors own or will own, directly or indirectly, founders shares and/or private placement warrants following this offering which securities will be worthless if we fail to complete a business combination, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.